Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments
7.	Investments

Equity method investments:

	As of December 31,
	2024	2025
	RMB	RMB
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (1)	151,774,078	153,620,278
Nanshan Stellar Investment LLP (“Nanshan LLP”) (2)	100,411,039	94,558,674
Others	2,822,797	2,730,546
	255,007,914	250,909,498
(1)	The Group aggregately owned 35.084% equity interest in Shayu with investment cost at RMB188,009,650. For the years ended December 31, 2023, 2024 and 2025, the Company recognized the share of (loss) income in equity method investments of RMB(28,046,644), RMB7,818,684 and RMB1,846,200, respectively.
(2)	For the years ended December 31, 2023, 2024 and 2025, the Company recognized its share of income in equity method investment of loss of RMB10,052 (equivalent to US$1,426), loss of RMB2,789,872 (equivalent to US$382,211) and loss of RMB3,622,995 (equivalent to US$515,450), respectively, attributable to income and loss recognized by Nanshan LLP for the change in fair value in Nanshan LLP’s underlying investment.

Investment in equity investees:

	As of December 31,
	2024	2025
	RMB	RMB

NIP Group Inc.	76,929,667	11,062,659

For the years ended December 31, 2024 and 2025, the Company recognized fair value change in investment in equity investees of RMB40,628,028 and RMB(65,200,488), respectively

Equity securities without readily determinable fair value:

	As of December 31,
	2024	2025
	RMB	RMB
Content producers	55,010,748	52,896,378
Technology and software companies	45,724,440	44,709,246
Others	24,141,925	24,105,443
	124,877,113	121,711,067

For the years ended 2023, 2024 and 2025, RMB58,005,769, RMB19,689,373 and RMB2,114,370 impairment was recorded in other (expenses) income, net.